Financial instruments - Disclosure of net value of unsettled positions for derivative forward contracts and swaps (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Unrealized gains in Other current assets	$ 11	$ 2
Unrealized losses in Current financial debts	(1)	(10)
Net value of unsettled positions for derivatives contracts	$ 10	$ (8)